Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 207,520	$ 6,938	$ 215,483	$ 227,514
OPERATING COSTS	135,953	4,545	139,545	146,837
GROSS PROFIT	71,567	2,393	75,938	80,677
OPERATING EXPENSES
Marketing	22,220	743	23,170	25,357
General and administrative	4,758	159	4,589	4,626
Research and development	3,941	132	3,725	3,886
Expected credit loss (reversal of credit loss)	(125)	(4)	920	0
Total operating expenses	30,794	1,030	32,404	33,869
OTHER INCOME AND EXPENSES	(127)	(4)	110	(105)
INCOME FROM OPERATIONS	40,646	1,359	43,644	46,703
NON-OPERATING INCOME AND EXPENSES
Interest income	251	8	197	205
Other income	531	18	700	836
Other gains and losses	84	3	(46)	(132)
Interest expenses	(104)	(3)	(18)	(22)
Share of the profits of associates and joint ventures accounted for using equity method	459	15	509	419
Total non-operating income and expenses	1,221	41	1,342	1,306
INCOME BEFORE INCOME TAX	41,867	1,400	44,986	48,009
INCOME TAX EXPENSE	7,946	266	6,405	7,849
NET INCOME	33,921	1,134	38,581	40,160
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	1,527	50	(1,215)	(2,024)
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	171	6	(346)	0
Gain or loss on hedging instruments subject to basis adjustment	(1)	0	2	0
Share of remeasurements of defined benefit pension plans of associates and joint ventures	(2)	0	2	1
Income tax benefit relating to items that will not be reclassified to profit or loss	(305)	(10)	450	344
Items that will not be reclassified to profit or loss	1,390	46	(1,107)	(1,679)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(61)	(2)	90	(229)
Unrealized gain or loss on available-for- sale financial assets	0	0	0	605
Cash flow hedges	0	0	0	(1)
Share of exchange differences arising from the translation of the foreign operations of associates and joint ventures	(1)	0	3	(5)
Income tax benefit relating to items that may be reclassified subsequently	0	0	0	3
Items that may be reclassified subsequently to profit or loss	(62)	(2)	93	373
Total other comprehensive income (loss), net of income tax	1,328	44	(1,014)	(1,306)
TOTAL COMPREHENSIVE INCOME	35,249	1,178	37,567	38,854
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	32,947	1,102	37,557	38,988
Noncontrolling interests	974	32	1,024	1,172
NET INCOME	33,921	1,134	38,581	40,160
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	34,282	1,146	36,552	37,705
Noncontrolling interests	967	32	1,015	1,149
TOTAL COMPREHENSIVE INCOME	$ 35,249	$ 1,178	$ 37,567	$ 38,854
EARNINGS PER SHARE
Basic | (per share)	$ 4.25	$ 0.14	$ 4.84	$ 5.03
Diluted | (per share)	4.24	0.14	4.83	5.02
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	42.47	1.42	48.41	50.26
Diluted | (per share)	$ 42.42	$ 1.42	$ 48.35	$ 50.19